Description of Organization, Business Operations and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2021
CF ACQUISITION CORP. VI [Member]
Description of Organization, Business Operations and Basis of Presentation (Tables) [Line Items]
Schedule of financial statement adjustments related to the restatement
	As of February 23, 2021
	As Previously Reported	Adjustment 1	Adjustment 2	As Restated
Balance Sheet
Warrant liability	$—	$9,536,188	$—	$9,536,188
FPS liability	$—	$3,859,558	$—	$3,589,558
Total liabilities	$965,432	$13,395,746	$—	$14,361,178
Class A common stock subject to possible redemption	$295,447,690	$(13,395,740)	$17,948,050	$300,000,000
Class A common stock	$116	$134	$(180)	$70
Additional paid-in-capital	$5,000,437	$3,859,421	$(8,859,858)	$—
Accumulated deficit	$(1,294)	$(3,859,560)	$(9,088,013)	$(12,948,867)
Total Stockholders’ Equity/(Deficit)	$5,000,009	$(6)	$(17,948,050)	$(12,948,047)